Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets-
Due from other related parties	$ 1,346	$ 570
Due from Related Parties, Current	19,058	5,294
Revenues-
Sales to ESW and VS	28,788	26,123
Expenses-
Fees paid to Directors and Officers	408	592
Paid to other related parties	512	0
ES Windows LLC [Member]
Assets-
Due From Related Parties	11,823	1,761
Ventanas Solar S.A. [Member]
Assets-
Due From Related Parties	2,690	2,963
Union Temporal ESW [Member]
Assets-
Due From Related Parties	$ 3,199	$ 0